VictoryShares US Small Mid Cap Value Momentum ETF Investment Strategy - VictoryShares US Small Mid Cap Value Momentum ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities in the Index. Nasdaq, Inc. (the “Index Provider”) constructs the Index in accordance with a rules-based methodology. The Index is comprised solely of securities issued by U.S. small- and mid-capitalization companies.The Index is designed to deliver exposure to equity securities of small- and mid-capitalization U.S. issuers within the Nasdaq US 1300 Small Mid Cap Index (the “Parent Index”) that have higher exposure to value and momentum factors while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization weighted indexes. The value factor indicates how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. A value score is derived from a company’s valuation ratios, e.g., price to earnings, share price to book value, and price to operating cash flow. The momentum factor indicates whether changes in a company’s share price are trending up or down. A momentum score is calculated using a security’s price trends over the last six months and last 12 months (except the previous month), adjusted for volatility. A security is only evaluated within a single industry or sector. A liquidity filter is applied to screen out securities with low liquidity. Securities generally are filtered by selecting the top 90% by count of securities in the Parent Index, based on the highest 12-month annualized traded value.The Index Provider ranks each stock of the Parent Index based on its value and momentum scores, relative to their sector classification, and creates a composite score for each stock by equally weighting the stock’s value and momentum score. The Index Provider then selects the top 25% of the ranked stocks of the Parent Index based on their composite scores for inclusion in the Index. The constituents are weighted such that securities with lower realized volatility are given higher Index weights. The Index rebalances quarterly, and is reconstituted quarterly. As of September 30, 2026, the Index included 292 securities, and the market capitalization of the issuers in the Index ranged from $1.0 billion to $15.3 billion. The number of securities and range may change from time to time.The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index. The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, which the Adviser believes will help the Fund track the Index. Such instruments may include derivatives, including index futures, which the Fund may use for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly.The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time.